Note 10 - Deposits (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Summary of Deposits [Table Text Block]
	2015		2014
	Amount	Weighted Average Interest Rate	Amount	Weighted Average Interest Rate
		(Dollars in Thousands)
Non-interest bearing checking accounts	$2,407	--%	$640	--%
Passbook accounts	1,185	0.15	2,573	0.15
Savings accounts	3,275	0.23	5,655	0.37
Money market accounts	26,571	0.77	19,203	0.74
Certificate of deposit accounts	115,791	1.67	96,334	1.70
	$149,229	1.40%	$124,405	1.42%

Certificate of Deposit by Maturity [Table Text Block]
Years ending December 31:
2016	$38,503
2017	28,989
2018	16,403
2019	8,747
2020	23,149
$115,791